401(K) Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
401(K) Plan
Note 15. 401(k) Plan
The Company adopted a 401(k) retirement savings plan, or the 401(k) Plan for all eligible employees. Each participant may contribute pre-
or post- tax compensation, up to annual statutory limits. The 401(k) Plan also permits the Company to make discretionary and matching contributions, subject to established limits and a vesting schedule. Each year, the Company may, at its sole discretion, make contributions to the plan. For the years ended December 31, 2022 and 2021, the Company’s contributions were $0.2 million and nominal, respectively.